Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024 [1]
Cash flows from operating activities:
Net loss	$ (248,025)	$ (9,499)
Adjustments to reconcile net loss to cash used in operating activities
Equity-based compensation	4,291	192
Depreciation	243	229
Amortization of right of use assets	241	128
Amortization of discount on note payable		149
Loss (gain) on fair market value of financial instruments	216,788	(365)
Other non-cash adjustments	2,491	39
Changes in operating assets and liabilities:
Prepaid and other assets	(1,097)	(87)
Accounts payable	(3,403)	944
Accrued and other liabilities	7,864	(1,100)
Lease liability	(480)	(117)
Net cash used in operating activities	(21,087)	(9,487)
Cash flows from investing activities:
Capital expenditures and equipment deposits	(13,398)	(2,256)
Other		(213)
Net cash used in investing activities	(13,398)	(2,469)
Cash flows from financing activities:
IPXX contribution of capital through merger	22,867
Prepayment of Forward Purchase Agreements	(20,789)
Proceeds from termination of Forward Purchase Agreements	20,789
Payment of securities issuance costs	(8,281)	(3,214)
Proceeds from issuance of common stock and warrants under PIPE financing, net	190,077
Proceeds from exercise of warrants	47,531
Financed leases	289
Net cash provided by financing activities	275,333	21,745
Net change in cash and cash equivalents	240,848	9,789
Cash and cash equivalents, beginning of year	16,761	13,199
Cash and cash equivalents, end of period	257,609	22,988
Supplemental disclosure of cash flow information:
Purchases of property and equipment in accounts payable, accrued expenses, and other liabilities	1,463
Finance right of use assets obtained in exchange for finance lease liabilities	1,233
Non-cash lease liabilities arising from obtaining right of use assets	427
Series A-1 & A-2 Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of preferred stock and warrants	15,250	25,500
Series A Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of preferred stock and warrants	8,000	0
Payments of stock issuance costs	(400)
Convertible Preferred Units Class C-1
Cash flows from financing activities:
Payments of stock issuance costs		(541)
Class C & C-1 Preferred Stock
Supplemental disclosure of cash flow information:
Convertible preferred stock dividends	1,960	4,842
Class A & A-1 Preferred Stock
Supplemental disclosure of cash flow information:
Convertible preferred stock dividends	$ 1,082	$ 438

[1]	Recast